Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Aug. 05, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2015